HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities classified as held for sale
As disclosed in Note 10, the following table provides the details of the Kyrgyzstan assets and liabilities classified as held-for-sale as of December 31, 2024:

Kyrgyzstan
Non-current assets
Property and equipment	34
Intangible assets excl. goodwill	11
Other non-current assets	3

Other current assets
Inventories	1
Trade and other receivables	4
Cash and cash equivalents	14
Other current assets	5
Total assets held for sale	72

Non-current liabilities
Debt and Derivatives	7
Other non-current liabilities	1

Current liabilities
Trade and other payables	12
Other non-financial liabilities	8
Total liabilities held for sale	28
The following table shows the assets and liabilities disposed of as the sale completion date, September 30, 2024:

September 30, 2024
Non-current assets
Property and equipment	47
Intangible assets	1
Deferred tax assets	2
Other non-current assets	1

Current assets
Trade and other receivables	32
Other current assets	2
Cash and cash equivalents	2

Total assets disposed	87

Non-current liabilities
Debt and Derivatives	7
Other non-current liabilities	8

Current liabilities
Trade and other payables	12
Other non-financial liabilities	10
Total liabilities disposed	37
The following table shows the assets and liabilities disposed on October 9, 2023 relating to Russia operations as of:

October 9, 2023
Non-current assets
Property and equipment	3,216
Intangible assets excl. goodwill	386
Goodwill	155
Deferred tax assets	72
Other non-current assets	1,328

Current assets
Inventories	53
Trade and other receivables	287
Other current assets	839

Total assets disposed	6,336

Non-current liabilities
Debt and Derivatives	3,641
Other non-current liabilities	26

Current liabilities
Trade and other payables	494
Debt & Derivatives	233
Other non-financial liabilities	300
Total liabilities disposed	4,694
The following table shows the assets and liabilities disposed in 2022 relating to Algeria as of:

August 5, 2022
Non-current assets
Property and equipment	555
Intangible assets excl. goodwill	120
Goodwill	953
Deferred tax assets	35

Current assets
Other current assets	234
Total assets disposed	1,897

Non-current liabilities	91
Current liabilities	276
Total liabilities disposed	367

Schedule of profit/ (loss) and other comprehensive income of discontinued operations
The following table provides the details of loss after tax from discontinued operations and disposals of discontinued operations for the periods ended December 31:

	2023	2022

Russia
Profit / (loss) after tax for the period	916	(164)
Loss on disposal	(3,746)	—
Algeria
Profit after tax for the period	—	144
Loss on disposal	—	(722)

Total loss after tax from discontinued operations and disposals of discontinued operations	(2,830)	(742)
The following table shows the profit / (loss) and other comprehensive income relating to Russia operations for the periods ended December 31 and as of date of disposal:

Income statement and statement of comprehensive income	October 9, 2023	2022

Operating revenue	2,780	4,277
Operating expenses **	(1,865)	(3,993)
Other expenses	42	(424)
Profit / (loss) before tax for the period	957	(140)
Income tax expense	(41)	(24)
Profit / (loss) after tax for the period	916	(164)

Other comprehensive loss*	(421)	(29)
Total comprehensive income / (loss)	495	(193)
*Other comprehensive income relates to the foreign currency translation of discontinued operations.
** In 2023, operating expenses includes an impairment of US$281 (2022:US$446) against the carrying value of goodwill in Russia.
The following table shows the profit and other comprehensive income relating to Algeria operations as of date of disposal:

Income statement and statement of comprehensive income	August 5, 2022

Operating revenue	378
Operating expenses	(212)
Other expenses	(7)
Profit before tax for the period	159
Income tax expense	(15)
Profit after tax for the period	144

Other comprehensive loss*	(65)
Total comprehensive income	79
*Other comprehensive income is relating to the foreign currency translation of discontinued operations.

Schedule of results of disposal of operations
The following table shows the results for the disposal of TNS+ as of December 31, 2024:

2024
Total consideration to be settled in cash	138
Carrying amount of net assets at disposal *	(50)
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests	88
Derecognition of non-controlling interest	22
Reclassification of foreign currency translation reserve	(44)
Gain on disposal of TNS+	66
* Net assets include US$2 relating to cash and cash equivalents at disposal.
The following table shows the results for the disposal of the Russia operations that are accounted for in these financials as of December 31, 2023:

2023
Sale consideration *	1,294
Carrying amount of net assets at disposal **	(1,642)
De-recognition of non-controlling interest	16
Loss on sale before reclassification of foreign currency translation reserve	(332)
Reclassifications of:
foreign currency translation reserve	(3,384)
net investment hedge reserves	(30)
(3,414)
Net loss on disposal of Russia operations	(3,746)
*As discussed above, the sale consideration was settled in a non-cash transaction via the transfer of bonds held by Vimpelcom to VEON Holdings’ subsidiary.
** Net assets include US$715 relating to cash and cash equivalents at disposal.
The following table shows the results for the disposal of the Algeria operations as of December 31, 2022:

2022
Consideration received in cash	682
Carrying amount of net assets at disposal *	(1,530)
De-recognition of non-controlling interest	824
Loss on sale before reclassification of foreign currency translation reserve	(24)
Reclassification of foreign currency translation reserve	(698)
Net loss on disposal of Algeria operations	(722)
*Net assets include US$175 relating to cash and cash equivalents at disposal

Schedule of information for cash-generating units

	March 31, 2022 ***
Key assumptions – Russia CGU	Explicit forecast period	Terminal period	Combined average *

Discount rate	—%	—%	20.5%
Average annual revenue growth rate	6.2%	1.6%	5.5%
Average operating margin	32.4%	35.0%	32.8%
Average CAPEX / revenue **	20.3%	18.0%	19.9%
* Combined average for 2022 is based on an explicit forecast period consisting of five years forecast plus the latest estimate for 2022 (2022-2027), and terminal period in 2028 (for 2020 being 2021-2025 with terminal period 2026).
** CAPEX excludes licenses and ROU assets.
*** The growth rates as of March 31, 2022, in the explicit forecast period and the combined average, were revised to conform the growth rates applied in the calculation of the recoverable amount in the first quarter of 2022.
The Group has significant investments in property and equipment, intangible assets, and goodwill.
Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property, equipment, licenses and spectrum, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate, capex intensity, operating margin and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
A significant part of the Group’s operations is in countries with frontier markets. The political and economic situation in these countries may change rapidly and recession may potentially have a significant impact on these countries. On-going recessionary effects in the world economy, including geopolitical situations and increased macroeconomic risks impact our assessment of cash flow forecasts and the discount rates applied.
There are significant variations between different markets with respect to growth, mobile penetration, ARPU, market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.